Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents

C.1	Cash and cash equivalents

	2023 US$m	2022 US$m

Cash and cash equivalents
Cash at bank	1,198	1,222
Term deposits	542	4,967
Restricted cash	-	12

Total cash and cash equivalents	1,740	6,201

Recognition and measurement
Cash and cash equivalents in the consolidated statement of financial position comprise cash at bank and short-term deposits with an original maturity of three months or less. Cash and cash equivalents are stated at face value in the consolidated statement of financial position. There are no cash and cash equivalents (2022:
$12 million) restricted by legal or contractual arrangements.
Foreign exchange risk
The following table summarises the Group’s cash and cash equivalents by currency.

	2023 US$m	2022 US$m

US dollar	1,480	5,886
Australian dollar	112	182
Other	148	133

Total cash and cash equivalents	1,740	6,201